Parent - only financial statements - CONDENSED BALANCE SHEETS (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ASSETS/(LIABILITIES)
Cash and cash equivalents	¥ 87,811,272	$ 12,608,229	¥ 233,853,654
Short-term investments	0	0	31,888,500
Prepayments	71,314,254	10,239,533	372,355,129
Other payables	15,292,843	2,195,796	2,837,638
Total liabilities	202,828,264	29,122,741	934,494,408
Shareholders' equity (deficit):
Ordinary shares Value			66,970
Additional paid-in capital	354,803,564	50,943,854	201,418,380
Accumulated deficit	(199,207,921)	(28,602,923)	(223,679,698)
Statutory reserves	6,647,109	954,414	0
Accumulated other comprehensive income (loss)	2,099,329	301,429	(2,467,327)
Total shareholders' deficit	164,414,400	23,607,157	(24,661,675)
Class A Ordinary Shares
Shareholders' equity (deficit):
Ordinary shares Value	35,425	5,086
Class B Ordinary Shares
Shareholders' equity (deficit):
Ordinary shares Value	36,894	5,297
Parent Company
ASSETS/(LIABILITIES)
Cash and cash equivalents	25,769	3,700	88,571
Short-term investments	0	0	31,878,500
Prepayments	0	0	374,120
Due from intercompany	380,321,338	54,607,780	168,505,129
Investment in subsidiaries	(215,932,707)	(31,004,323)	(225,380,481)
Other payables	0	0	(127,514)
Total liabilities	164,414,400	23,607,157	(24,661,675)
Shareholders' equity (deficit):
Ordinary shares Value			66,970
Additional paid-in capital	354,803,564	50,943,854	201,418,380
Accumulated deficit	(199,207,921)	(28,602,923)	(223,679,698)
Statutory reserves	6,647,109	954,414	0
Accumulated other comprehensive income (loss)	2,099,329	301,429	(2,467,327)
Total shareholders' deficit	164,414,400	23,607,157	¥ (24,661,675)
Parent Company | Class A Ordinary Shares
Shareholders' equity (deficit):
Ordinary shares Value	35,425	5,086
Parent Company | Class B Ordinary Shares
Shareholders' equity (deficit):
Ordinary shares Value	¥ 36,894	$ 5,297